UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential Income Builder Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 26.8%
Aerospace & Defense — 0.3%
Boeing Co. (The)	2,409	$350,196

Airlines — 0.5%
Air Canada (Canada)(a)	13,592	125,683
Delta Air Lines, Inc.	4,344	205,515
United Continental Holdings, Inc.(a)	4,743	329,022

		660,220

Banks — 0.9%
Bank of America Corp.	21,163	320,620
JPMorgan Chase & Co.	5,511	299,688
Wells Fargo & Co.	9,600	498,432

		1,118,740

Beverages — 0.8%
Britvic PLC (United Kingdom)	32,174	340,490
Coca-Cola Co. (The)	7,246	298,318
Molson Coors Brewing Co. (Class B Stock)	4,794	364,009

		1,002,817

Biotechnology — 0.2%
Biogen Idec, Inc.(a)	804	312,885

Capital Markets — 0.2%
Anima Holding SpA (Italy), 144A(a)	30,446	152,103
Azimut Holding SpA (Italy)	7,429	173,178

		325,281

Chemicals — 0.5%
Air Products & Chemicals, Inc.	1,605	233,704
Monsanto Co.	498	58,754
Potash Corp. of Saskatchewan, Inc. (Canada)	8,422	307,740

		600,198

Commercial Services & Supplies — 0.1%
Spotless Group Holdings Ltd. (Australia)(a)	53,443	77,145

Communications Equipment — 0.6%
Cisco Systems, Inc.	31,305	825,356

Diversified Telecommunication Services — 0.6%
Frontier Communications Corp.	115,167	773,346

Electric Utilities — 0.5%
Alupar Investimento SA (Brazil)	8,788	62,227
Endesa SA (Spain), 144A(c)	7,461	148,905
Exelon Corp.	6,046	217,898
NRG Yield, Inc. (Class A Stock)	5,244	277,303

		706,333

Food Products — 0.4%
Mondelez International, Inc. (Class A Stock)	6,392	225,254
Pinnacle Foods, Inc.	6,789	244,200

		469,454

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	4,611	202,700
Merlin Entertainments PLC (United Kingdom)	25,641	155,703
Starbucks Corp.	4,012	351,170
Starwood Hotels & Resorts Worldwide, Inc.	2,656	191,152

Wendy’s Co. (The)	26,849	282,988

		1,183,713

Household Products — 0.3%
Procter & Gamble Co. (The)	4,050	341,374

Independent Power & Renewable Electricity Producers — 0.3%
Abengoa Yield PLC (Spain)	11,479	377,889

Industrial Conglomerates — 0.2%
Siemens AG (Germany), ADR	2,225	232,713

Insurance — 0.3%
MetLife, Inc.	7,363	342,379

Internet Software & Services — 0.2%
Yahoo!, Inc.(a)	6,400	281,536

IT Services — 0.4%
Xerox Corp.	37,353	491,939

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	2,530	316,781

Media — 0.5%
Cinemark Holdings, Inc.	6,087	226,254
Time Warner, Inc.	4,688	365,336

		591,590

Oil, Gas & Consumable Fuels — 1.1%
Cheniere Energy Partners LP Holdings LLC	16,435	376,526
EnLink Midstream LLC	3,416	108,082
Kinder Morgan, Inc.	9,844	404,096
Pembina Pipeline Corp. (Canada)	4,635	143,917
SemGroup Corp. (Class A Stock)	2,988	201,182
Targa Resources Corp.	1,617	140,404
Williams Cos., Inc. (The)	2,680	117,545

		1,491,752

Pharmaceuticals — 1.7%
AbbVie, Inc.	7,326	442,124
Bristol-Myers Squibb Co.	10,847	653,749
Endo International PLC(a)	5,180	412,380
Merck & Co., Inc.	10,820	652,229

		2,160,482

Real Estate Investment Trusts (REITs) — 12.1%
Agellan Commercial Real Estate Investment Trust (Canada)	85,905	649,003
Ascendas Real Estate Investment Trust (Singapore)	292,000	530,988
Cache Logistics Trust, REIT (Singapore)	637,000	557,290
Canadian Apartment Properties REIT (Canada)	6,510	145,856
Charter Hall Retail (Australia)	116,605	396,642
Chartwell Retirement Residences (Canada)	13,825	137,521
Columbia Property Trust, Inc.	19,577	479,049
Crown Castle International Corp.	3,388	293,096
Dexus Property Group (Australia)	42,881	256,089
Digital Realty Trust, Inc.	5,426	395,773
Eurocommercial Properties NV (Netherlands)	9,028	401,825
Excel Trust, Inc.	33,924	476,293
Federation Centres (Australia)	132,493	310,761
First Potomac Realty Trust	35,956	460,237
Fonciere Des Regions (France)	3,167	324,414
Geo Group, Inc. (The)	8,134	353,992
Health Care REIT, Inc.	2,589	212,169
Healthcare Trust of America, Inc. (Class A Stock)	9,647	284,201

Investa Office Fund (Australia)	75,568	226,000
Keppel DC REIT (Singapore)(a)	32,000	24,364
Keppel REIT (Singapore)	581,000	530,407
Lexington Realty Trust	51,664	589,486
Mapletree Commercial Trust (Singapore), REIT	318,300	356,434
Mapletree Industrial Trust (Singapore)	440,000	496,935
Medical Properties Trust, Inc.	35,592	547,049
MFA Financial, Inc.	44,691	350,377
Mirvac Group (Australia)	151,486	226,582
Novion Property Group (Australia)	290,128	520,603
Physicians Realty Trust	29,085	513,059
Piedmont Office Realty Trust, Inc. (Class A Stock)	14,600	285,138
RioCan Real Estate Investment Trust (Canada)	10,273	238,008
Sabra Health Care REIT, Inc.	13,398	438,115
Senior Housing Properties Trust	25,903	603,281
Slate Retail REIT (Canada)	58,778	615,210
Spirit Realty Capital, Inc.	42,102	541,432
STAG Industrial, Inc.	17,515	458,893
Starwood Property Trust, Inc.	9,770	233,796
Stockland (Australia)	104,187	353,360
STORE Capital Corp.	14,957	343,413
Westfield Corp. (Australia)	53,116	405,178

		15,562,319

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	2,239	391,086
Union Pacific Corp.	2,709	317,522

		708,608

Software — 0.5%
Activision Blizzard, Inc.	6,926	144,719
Microsoft Corp.	12,738	514,615

		659,334

Specialty Retail — 0.6%
GameStop Corp. (Class A Stock)	8,138	286,865
Home Depot, Inc. (The)	3,308	345,421
Lowe’s Cos., Inc.	2,029	137,485

		769,771

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	4,533	531,086
Diebold, Inc.	2,978	92,914

		624,000

Tobacco — 0.6%
Lorillard, Inc.	7,169	470,358
Reynolds American, Inc.	4,421	300,407

		770,765

Wireless Telecommunication Services — 0.3%
Vodafone Group PLC (United Kingdom), ADR	11,843	416,045

TOTAL COMMON STOCKS (cost $31,666,589)		34,544,961

EXCHANGE TRADED FUNDS — 10.8%
PowerShares Preferred Portfolio ETF	692,476	10,290,193
SPDR Barclays Convertible Securities ETF	78,854	3,644,632

TOTAL EXCHANGE TRADED FUNDS (cost $13,962,663)		13,934,825

PREFERRED STOCKS — 2.6%
Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., CVT, Series A, 5.375%			1,077	111,469
Real Estate Investment Trusts (REITs) — 2.5%
American Realty Capital Properties, Inc., Series F, 6.700%			17,900	412,953
Campus Crest Communities, Inc., Series A, 8.000%			16,100	420,532
Digital Realty Trust, Inc., Series H, 7.375%			6,500	176,930
EPR Properties, Series F, 6.625%			20,000	519,400
First Potomac Realty Trust, Series A, 7.750%			1,313	34,466
Gramercy Property Trust, Inc., Series B, 7.125%			14,056	372,765
Inland Real Estate Corp., Series B, 6.950%			13,000	343,330
Lasalle Hotel Properties, Series 1, 6.375%			6,700	174,669
PS Business Parks, Inc., Series U, 5.750%			17,000	421,600
STAG Industrial, Inc., Series B, 6.625%			7,282	187,876
Urstadt Biddle Properties, Inc., Series G, 6.750%			6,000	163,260

				3,227,781

TOTAL PREFERRED STOCKS (cost $3,230,598)				3,339,250

	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 23.2%
Aerospace & Defense — 0.1%
KLX, Inc., Gtd. Notes, 144A	5.875%	12/01/22	50	49,375
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	100	99,750
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	50	50,625

				199,750

Auto Components — 0.4%
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	150	168,750
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%	12/15/24	125	126,719
Lear Corp., Gtd. Notes	5.250%	01/15/25	75	76,500
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	100	103,750

				475,719

Automotive — 0.4%
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%	10/15/22	150	160,125
Chrysler Group LLC/CG Co-Issuer Inc., Sec’d. Notes	8.250%	06/15/21	200	222,500
General Motors Co., Sr. Unsec’d. Notes	4.875%	10/02/23	100	109,103

				491,728

Banks — 0.2%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	250	262,813

Biotechnology — 0.4%
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%	04/01/22	200	203,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	25	25,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	150	159,563
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.875%	12/01/18	86	89,096

				477,284

Building Materials & Construction — 0.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	200	184,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19	200	202,000

				386,500

Capital Goods — 0.4%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $50,000; purchased 11/10/14)(b)(c)	8.250%	12/01/22	50	51,000
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875%	02/15/21	100	85,500
Laureate Education, Inc., Gtd. Notes, 144A	9.750%	09/01/19	100	101,500
United Rentals North America, Inc., Gtd. Notes	8.250%	02/01/21	250	270,312

				508,312

Chemicals — 1.4%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	200	204,250
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%	05/01/21	200	213,500
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	75	80,437
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	100	97,500
Consolidated Energy Finance SA (Trinidad and Tobago), Gtd. Notes, 144A (original cost $198,000; purchased 10/02/14)(b)(c)	6.750%	10/15/19	200	192,000
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%	04/15/20	250	234,844
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	200	136,000
Huntsman International LLC, Gtd. Notes, 144A	5.125%	11/15/22	50	49,875
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	155	153,450
PolyOne Corp., Sr. Unsec’d. Notes	7.375%	09/15/20	200	212,000
PSPC Escrow Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	50	51,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A(c)	8.750%	12/15/20	250	228,125

				1,852,981

Commercial Services & Supplies — 1.0%
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	200	205,750
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	100	99,750
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $51,938; purchased 11/10/14)(b)(c)	7.875%	05/01/18	50	50,125
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.250%	05/15/18	100	111,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	200	208,040
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125%	06/15/18	250	255,000
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%	06/15/18	300	302,625
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	75	82,485

				1,314,775

Construction & Engineering — 0.3%
AECOM, Gtd. Notes, 144A	5.875%	10/15/24	200	208,750
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $218,750; purchased 09/24/14)(b)(c)	7.125%	06/26/42	200	146,500

				355,250

Construction Materials — 0.2%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $160,875; purchased 01/30/15)(b)(c)	6.750%	05/01/21	150	160,500
Griffon Corp., Gtd. Notes	5.250%	03/01/22	50	48,000

				208,500

Containers & Packaging — 0.9%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	50	50,500
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19	209	207,985
Exopack Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	200	202,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $75,000; purchased 01/22/15)(b)(c)	6.500%	10/01/21	75	74,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	150	154,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	100	106,250
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	25	25,500
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	250	280,625

				1,102,548

Distribution/Wholesale — 0.3%
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $324,625; purchased 09/30/14-10/29/14)(b)(c)	7.250%	08/01/18	300	319,500
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	50	51,500

				371,000

Diversified Financial Services — 0.5%
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	50	52,625
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	5	5,056
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	100	110,500
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	50	63,250
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	50	56,750
Navient Corp., Sr. Unsec’d. Notes	8.000%	03/25/20	100	111,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	25	25,844
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	50	51,625
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	50	50,250
Springleaf Finance Corp., Gtd. Notes	8.250%	10/01/23	100	113,000

				639,900

Electric Utilities — 1.3%
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	186	208,320
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	125	125,156
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	25	25,492
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	250	255,000
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%	11/01/19	275	282,563
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.625%	11/01/24	200	206,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	50	48,500
Mirant Mid-Atlantic, Series B, Pass-Through Trust, Pass-Through Certificates	9.125%	06/30/17	50	53,820
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	250	256,875
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	100	99,750
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	50	51,875
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	50	54,563
NRG REMA LLC, Pass-Through Certificates(c)	9.237%	07/02/17	26	26,994

				1,694,908

Food & Staples Retailing — 0.8%
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	150	156,000
Cott Beverages, Inc., Gtd. Notes, 144A	6.750%	01/01/20	200	197,500
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23	200	188,800
H.J. Heinz Co., Sec’d. Notes, 144A	4.875%	02/15/25	75	75,187
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $264,375; purchased 09/26/14)(b)(c)	7.250%	06/01/21	250	257,500
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	100	97,750
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	75	79,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	25	25,813

				1,078,050

Health Care Providers & Services — 1.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%	10/15/21	100	104,500
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	300	319,875

Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	125	130,312
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	50	50,750
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	250	266,250
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	125	108,125
HCA, Inc., Gtd. Notes	5.375%	02/01/25	50	51,375
HCA, Inc., Gtd. Notes	5.875%	05/01/23	250	271,250
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	200	206,500
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	50	53,060
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.750%	01/15/23	25	26,750
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	100	100,613
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	250	263,750

				1,953,110

Home Builders — 0.4%
Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18	250	258,125
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	100	100,250
Standard Pacific Corp., Gtd. Notes	8.375%	01/15/21	100	112,500
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	75	74,812

				545,687

Hotels, Restaurants & Leisure — 2.1%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	150	163,125
Boyd Gaming Corp., Gtd. Notes	9.125%	12/01/18	100	104,500
CCM Merger, Inc., Gtd. Notes, 144A (original cost $212,000; purchased 09/26/14)(b)(c)	9.125%	05/01/19	200	216,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	100	101,500
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%	06/01/19	250	260,625
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	125	124,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%	10/15/21	300	316,500
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	100	103,500
MCE Finance Ltd. (Hong Kong), Gtd. Notes, 144A	5.000%	02/15/21	200	188,000
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	50	50,500
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	200	210,000
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	100	112,750
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	100	97,500
Pinnacle Entertainment, Inc., Gtd. Notes	7.750%	04/01/22	100	104,750
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	200	210,000
Scientific Games International, Inc., Gtd. Notes, 144A	10.000%	12/01/22	150	137,625
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	75	75,844
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $191,500; purchased 10/01/14)(b)	6.375%	06/01/21	200	188,000

				2,765,094

Household Durables — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20	150	158,250

Internet & Catalog Retail — 0.1%
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes	8.125%	01/01/20	156	165,360

Machinery — 0.4%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $163,250; purchased 10/6/14 - 10/21/14)(b)(c)	8.750%	12/15/19	150	156,375
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19	150	156,187
Terex Corp., Gtd. Notes	6.500%	04/01/20	100	103,500
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	25	24,375

Zebra Technologies Corp., Sr. Unsec’d. Notes, 144A	7.250%	10/15/22	50	53,625

				494,062

Media — 2.3%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	200	216,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24	300	304,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	50	51,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	100	105,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	300	293,250
Columbus International, Inc. (Barbados), Gtd. Notes, RegS (original cost $211,700; purchased 10/01/14)(b)(c)	7.375%	03/30/21	200	205,750
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	250	280,000
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	250	271,562
Gannett Co., Inc., Gtd. Notes	6.375%	10/15/23	200	213,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22	50	50,125
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	400	412,000
Sinclair Television Group, Inc., Gtd. Notes	6.375%	11/01/21	100	103,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.000%	01/15/25	200	204,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $209,975; purchased 10/27/14 – 01/06/15)(b)(c)	6.875%	05/15/19	200	208,500

				2,918,937

Metals & Mining — 1.3%
AK Steel Corp., Gtd. Notes	7.625%	10/01/21	150	126,000
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	200	218,321
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	300	318,750
CITIC Ltd. (China), Sr. Unsec’d. Notes	6.800%	01/17/23	200	237,340
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	125	123,281
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	50	41,875
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	8.250%	11/01/19	50	44,375
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	200	198,000
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	125	123,750
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	50	49,375
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	75	60,188
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $120,156; purchased 12/22/14)(b)(c)	6.375%	05/01/22	125	118,750

				1,660,005

Oil, Gas & Consumable Fuels — 0.8%
California Resources Corp., Gtd. Notes, 144A	6.000%	11/15/24	350	284,812
EP Energy LLC/Everest Acquistion Finance, Inc., Gtd. Notes	9.375%	05/01/20	50	50,375
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%	12/01/19	200	203,500
Newfield Exploration Co., Sr. Sub. Notes	6.875%	02/01/20	200	201,500
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	200	131,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $99,500; purchased 01/05/15)(b)(c)	3.900%	04/15/15	100	100,000
Sanchez Energy Corp., Gtd. Notes	7.750%	06/15/21	25	24,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	25	26,188

				1,022,125

Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	100	100,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	50	52,625

				152,875

Semiconductors & Semiconductor Equipment — 0.4%
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	200	200,125
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%	05/15/19	250	260,625

				460,750

Software — 1.1%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	50	52,000
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	250	218,437
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	150	163,688
First Data Corp., Gtd. Notes	12.625%	01/15/21	500	593,125
Infor US, Inc., Gtd. Notes (original cost $270,625; purchased 10/16/14)(b)	9.375%	04/01/19	250	268,750
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	50	50,500
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	100	106,750

				1,453,250

Specialty Retail — 1.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	75	76,875
Amerigas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	75	78,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	100	93,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	100	103,471
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	100	102,000
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	200	217,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $239,625; purchased 10/28/14 - 01/05/15)(b)(c)	9.375%	05/01/20	225	241,875
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	175	181,125
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $303,000; purchased 10/20/14)(b)(c)	8.500%	10/15/17	300	304,500
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	200	200,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	30	31,725
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $255,625; purchased 10/20/14)(b)	8.875%	12/15/17	250	255,000

				1,885,071

Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	64	67,296

Wireless Telecommunication Services — 2.1%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	75	68,438
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	275	275,000
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23	200	220,920
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20	100	105,225
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	150	151,125
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	8.250%	09/01/17	100	101,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	200	207,750
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	200	207,500
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	75	81,787
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	250	288,125
Sprint Corp., Gtd. Notes	7.125%	06/15/24	250	243,125

T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	250	259,375
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18	200	200,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18	100	94,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	200	208,000

				2,712,870

TOTAL CORPORATE BONDS (cost $30,203,162)				29,834,760

FOREIGN AGENCIES — 3.0%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250%	08/12/18	200	200,500
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477%	07/24/23	145	146,099
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750%	02/14/42	200	218,000
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, RegS	5.750%	01/26/21	200	199,500
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21	200	205,250
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	8.625%	04/28/34	85	81,600
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19	105	102,480
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.375%	10/06/20	200	192,750
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	5.750%	04/30/43	350	281,764
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20	150	153,225
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%	07/02/18	100	108,900
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	400	469,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	100	117,250
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%	09/18/18	200	220,500
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	05/16/24	200	63,000
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	8.500%	11/02/17	500	285,750
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	240	241,200
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	7.750%	05/29/18	120	105,024
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	4.875%	05/17/42	200	227,456
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.902%	07/09/20	150	112,085
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.875%	05/29/18	100	84,500
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.875%	12/19/18	100	102,500

TOTAL FOREIGN AGENCIES (cost $4,273,495)				3,918,333

FOREIGN GOVERNMENT BONDS — 10.4%
Argentina Boden Bonds (Argentina), Bonds	7.000%	10/03/15	400	393,589
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(d)	8.280%	12/31/33	519	478,551
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(d)	8.750%	06/02/17	75	69,938

Brazil Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34		275	379,789
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/21	BRL	498	170,616
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/23	BRL	350	118,109
Brazil Notas do Tesouro Nacional (Brazil), Sr. Notes	10.000%	01/01/17	BRL	110	39,365
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		220	297,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.125%	05/21/24		100	132,125
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	4.250%	01/26/23		200	184,750
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.375%	03/24/21		300	329,661
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.750%	11/05/19		200	220,624
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.450%	04/30/44		200	220,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		100	112,250
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	6.875%	04/30/40		100	101,750
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.625%	02/01/41		150	161,250
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.750%	01/24/23		100	113,625
Financing of Infrastrucural Projects State Enterprise (Ukraine), Gov’t. Gtd. Notes, RegS	9.000%	12/07/17		200	100,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		250	284,875
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		164	192,615
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		200	296,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43		400	393,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		200	275,500
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	1,000,000	86,285
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.750%	12/31/32		150	141,030
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25		200	217,500
Kenya Government International Bond (Kenya), Notes, RegS	5.875%	06/24/19		200	200,000
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, MTN	6.375%	03/09/20		300	310,500
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.125%	03/09/21		100	119,375
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	710	51,473
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%	09/27/34		350	473,375
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, RegS	4.125%	01/05/18		200	181,000
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	5.500%	12/11/42		200	224,250
Nigeria Government International Bond (Nigeria), Bonds, RegS	6.750%	01/28/21		200	192,500
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	7.250%	04/15/19		300	305,625

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53		250	250,625
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	7.125%	01/29/26		175	232,312
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		350	462,875
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%	01/15/21	PH	P 5,000	121,618
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%	10/23/34		200	283,750
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%	01/14/31		160	242,800
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22		105	120,498
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.125%	04/21/21		40	45,900
Republic of Belarus (Belarus), Sr. Unsec’d. Notes	8.950%	01/26/18		200	158,000
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	8.125%	01/18/26		200	173,000
Republic of Iraq (Iraq), Unsec’d. Notes, RegS	5.800%	01/15/28		250	199,653
Republic of Serbia (Serbia), Unsec’d. Notes, RegS	5.875%	12/03/18		260	274,622
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44		206	274,752
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%	02/07/22		54	66,258
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	5.000%	04/29/20		200	177,080
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		219	220,653
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	11.000%	07/24/18		20	22,100
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	12.750%	06/24/28		190	257,735
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/08/41		100	123,875
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%	07/27/21		230	243,225
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		300	333,570
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	01/14/41		200	239,500
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40		100	130,000
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	6.250%	06/17/16		200	108,300
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%	09/23/20		200	103,600
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.500%	08/14/24		50	54,725
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.625%	03/21/36		200	286,000
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.000%	03/31/38		120	38,100
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19		550	180,125
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	9.000%	05/07/23		100	33,250
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20		120	135,450
Zambia Government International Bond (Zambia), Unsec’d. Notes, RegS	5.375%	09/20/22		200	178,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $13,760,474)					13,339,846

CONVERTIBLE BONDS — 1.7%
BAC Concho Resources, Inc., Notes, 144A (original cost $135,029; purchased 10/23/14)(b)(c)	6.320%	04/28/15	61	66,549
BAC United Continental Holdings, Notes, 144A (original cost $238,551; purchased 01/30/15)(b)(c)	9.600%	08/06/15	338	238,551
Callaway Golf Co., Notes(c)	3.750%	08/15/19	45	52,116
GS Apple, Sr. Unsec’d. Notes, 144A (original cost $202,145; purchased 11/13/14)(b)(c)	4.550%	05/20/15	179	205,490
GS Apple, Sr. Unsec’d. Notes, 144A (original cost $246,881; purchased 01/26/15)(b)(c)	6.850%	06/30/15	217	250,778
JPM Cheniere Energy, Inc., Sr. Unsec’d. Notes, 144A (original cost $275,621; purchased 01/29/15)(b)(c)	9.930%	07/21/15	387	275,699
JPMorgan Yahoo, Inc., Sr. Unsec’d. Notes, 144A (original cost $464,520; purchased 12/09/14)(b)(c)	6.120%	05/19/15	948	425,365
WFC Celgene Corp., Sr. Unsec’d. Notes, 144A (original cost $410,905; purchased 01/28/15)(b)(c)	6.860%	08/03/15	340	403,308
WFC United Continental, Sr. Unsec’d. Notes, 144A (original cost $195,040; purchased 10/31/14)(b)(c)	7.730%	05/05/15	368	230,037

TOTAL CONVERTIBLE BONDS (cost $2,153,643)				2,147,893

			Shares
AFFILIATED MUTUAL FUNDS — 18.6%
Prudential Jennison MLP Fund (Class Z)			1,064,900	11,575,459
Prudential Short Duration High Yield Income Fund (Class Q)			957,119	8,977,777
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)			297,626	3,366,153

TOTAL AFFILIATED MUTUAL FUNDS (cost $25,013,071)(e)				23,919,389

TOTAL LONG-TERM INVESTMENTS (cost $124,263,695)				124,979,257

SHORT-TERM INVESTMENT — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,099,247)(e)			7,099,247	7,099,247

TOTAL INVESTMENTS — 102.6% (cost $131,362,942)(f)				132,078,504
Liabilities in excess of other assets(g) — (2.6)%				(3,378,920)

NET ASSETS — 100.0%				$128,699,584

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVT	Convertible Security
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEI	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $5,789,211. The aggregate value of $5,611,215 is approximately 4.4% of net assets.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$131,513,507

Appreciation	4,512,302
Depreciation	(3,947,305)

Net Unrealized Appreciation	$564,997

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Egyptian Pound,
Expiring 02/10/15	Citigroup Global Markets	EGP	416	$57,060	$54,290	$(2,770)
Expiring 02/10/15	Citigroup Global Markets	EGP	413	56,628	53,874	(2,754)
Expiring 02/10/15	Citigroup Global Markets	EGP	407	55,826	53,130	(2,696)
Expiring 02/10/15	Citigroup Global Markets	EGP	407	55,799	53,130	(2,669)
Indian Rupee,
Expiring 02/05/15	Barclays Capital Group	INR	7,200	115,812	116,114	302
Expiring 02/05/15	Barclays Capital Group	INR	1,977	31,809	31,882	73
Expiring 02/12/15	Credit Suisse First Boston Corp.	INR	4,166	66,955	67,090	135
Expiring 02/12/15	Credit Suisse First Boston Corp.	INR	3,542	56,747	57,045	298
Expiring 04/24/15	BNP Paribas	INR	4,159	66,724	65,958	(766)
Expiring 04/24/15	Barclays Capital Group	INR	3,073	49,194	48,735	(459)
Japanese Yen,
Expiring 04/28/15	Toronto Dominion	JPY	10,748	91,506	91,630	124

Mexican Peso,
Expiring 04/22/15	Barclays Capital Group	MXN	2,775	188,330	184,171	(4,159)
New Taiwanese Dollar,
Expiring 02/02/15	Barclays Capital Group	TWD	849	26,752	26,953	201
Expiring 02/02/15	Credit Suisse First Boston Corp.	TWD	5,989	191,207	190,034	(1,173)
Expiring 02/24/15	Barclays Capital Group	TWD	3,138	98,858	99,570	712
Polish Zloty,
Expiring 04/23/15	Citigroup Global Markets	PLN	255	68,019	68,505	486
Russian Ruble,
Expiring 02/09/15	BNP Paribas	RUB	1,327	23,910	19,158	(4,752)
Expiring 02/09/15	BNP Paribas	RUB	914	16,483	13,193	(3,290)
Expiring 02/09/15	Barclays Capital Group	RUB	906	14,716	13,074	(1,642)
Expiring 02/09/15	Barclays Capital Group	RUB	905	14,824	13,063	(1,761)
Expiring 02/09/15	Barclays Capital Group	RUB	904	14,687	13,049	(1,638)
Expiring 02/09/15	Barclays Capital Group	RUB	446	7,295	6,439	(856)
Expiring 02/09/15	Barclays Capital Group	RUB	202	3,104	2,912	(192)
Expiring 02/10/15	BNP Paribas	RUB	1,023	18,310	14,759	(3,551)
Expiring 02/19/15	Deutsche Bank AG	RUB	618	9,514	8,884	(630)
South Korean Won,
Expiring 03/16/15	BNP Paribas	KRW	50,795	45,915	46,367	452
Expiring 03/16/15	Credit Suisse First Boston Corp.	KRW	84,829	77,159	77,434	275
Expiring 03/16/15	Credit Suisse First Boston Corp.	KRW	79,509	73,196	72,578	(618)
Thai Baht,
Expiring 03/06/15	Citigroup Global Markets	THB	2,012	60,646	61,363	717
Turkish Lira,
Expiring 04/20/15	Barclays Capital Group	TRY	101	42,617	40,693	(1,924)

				$1,699,602	$1,665,077	(34,525)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 03/11/15	Citigroup Global Markets	BRL	42	$15,422	$15,604	$(182)
Expiring 07/14/15	Citigroup Global Markets	BRL	848	298,267	301,370	(3,103)
Chilean Peso,
Expiring 04/10/15	Barclays Capital Group	CLP	63,000	100,000	98,762	1,238
Colombian Peso,
Expiring 03/11/15	Barclays Capital Group	COP	153,920	64,000	62,835	1,165
Expiring 03/11/15	Barclays Capital Group	COP	103,291	43,500	42,167	1,333
Expiring 03/11/15	Barclays Capital Group	COP	103,204	43,500	42,131	1,369

Egyptian Pound,
Expiring 02/10/15	Citigroup Global Markets	EGP	1,037	135,387	135,295	92
Euro,
Expiring 04/23/15	Citigroup Global Markets	EUR	60	68,019	67,852	167
Expiring 04/28/15	Barclays Capital Group	EUR	96	108,170	108,519	(349)
Expiring 04/28/15	Hong Kong & Shanghai Bank	EUR	192	216,627	217,030	(403)
Expiring 04/28/15	Toronto Dominion	EUR	86	98,446	96,866	1,580
Hungarian Forint,
Expiring 04/22/15	Toronto Dominion	HUF	14,333	52,073	51,993	80
Indian Rupee,
Expiring 02/05/15	Barclays Capital Group	INR	3,073	49,735	49,560	175
Expiring 02/05/15	Citigroup Global Markets	INR	6,104	98,912	98,436	476
Expiring 02/12/15	BNP Paribas	INR	2,200	34,313	35,432	(1,119)
Expiring 02/12/15	Toronto Dominion	INR	6,633	107,004	106,816	188
Indonesian Rupiah,
Expiring 04/14/15	BNP Paribas	IDR	1,006,462	78,385	78,424	(39)
Japanese Yen,
Expiring 04/28/15	Barclays Capital Group	JPY	11,569	98,006	98,626	(620)
Expiring 04/28/15	Barclays Capital Group	JPY	10,246	87,000	87,348	(348)
New Taiwanese Dollar,
Expiring 02/02/15	BNP Paribas	TWD	3,436	113,000	109,043	3,957
Expiring 02/02/15	Credit Suisse First Boston Corp.	TWD	3,402	111,750	107,943	3,807
Expiring 02/24/15	Credit Suisse First Boston Corp.	TWD	1,739	56,374	55,196	1,178
Expiring 04/24/15	Credit Suisse First Boston Corp.	TWD	5,989	191,391	190,109	1,282
Peruvian Nuevo Sol,
Expiring 03/16/15	Citigroup Global Markets	PEI	586	195,129	190,124	5,005
Philippine Peso,
Expiring 02/12/15	Citigroup Global Markets	PHP	2,827	62,792	64,090	(1,298)
Expiring 02/12/15	Barclays Capital Group	PHP	2,507	56,182	56,837	(655)
Polish Zloty,
Expiring 04/23/15	Barclays Capital Group	PLN	301	80,749	80,999	(250)
Expiring 04/23/15	Citigroup Global Markets	PLN	187	51,535	50,320	1,215
Russian Ruble,
Expiring 02/09/15	Credit Suisse First Boston Corp.	RUB	7,242	129,395	104,536	24,859
South African Rand,
Expiring 04/20/15	Toronto Dominion	ZAR	1,662	142,842	140,893	1,949
South Korean Won,
Expiring 03/16/15	Barclays Capital Group	KRW	314,448	284,196	287,036	(2,840)
Expiring 03/16/15	Citigroup Global Markets	KRW	94,581	86,352	86,336	16
Expiring 03/16/15	Credit Suisse First Boston Corp.	KRW	84,829	76,422	77,434	(1,012)

Thai Baht,
Expiring 03/06/15	Barclays Capital Group	THB	1,862	56,222	56,786	(564)
Expiring 03/06/15	BNP Paribas	THB	1,866	55,877	56,923	(1,046)
Expiring 03/06/15	Citigroup Global Markets	THB	13,870	418,109	423,038	(4,929)
Expiring 03/06/15	Citigroup Global Markets	THB	1,890	57,000	57,637	(637)
Turkish Lira,
Expiring 04/20/15	Barclays Capital Group	TRY	203	85,116	81,786	3,330

				$4,107,199	$4,072,132	35,067

						$542

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$28,665,324	$5,879,637	$—
Exchange Traded Funds	13,934,825	—	—
Preferred Stocks	3,339,250	—	—
Corporate Bonds	—	29,437,502	397,258
Foreign Agencies	—	3,918,333	—
Foreign Government Bonds	—	13,339,846	—
Convertible Bonds	—	52,116	2,095,777
Affiliated Mutual Funds	23,919,389	—	—
Affiliated Money Market Mutual Fund	7,099,247	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	542	—

Total	$76,958,035	$52,627,976	$2,493,035

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Bonds	Corporate Bonds
Balance as of 10/31/14	$704,725	$—
Accrued discount/premium	—	(325)
Realized gain (loss)	47,170	—
Change in unrealized appreciation (depreciation)**	(108,691)	313
Purchases	1,838,623	343,439
Sales	(386,050)	—
Transfers into Level 3	—	53,831
Transfers out of Level 3	—	—

Balance as of 01/31/15	$2,095,777	$397,258

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, ($108,378) was relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, one Corporate Bond transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Defensive Equity Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS — 95.1%
Aerospace & Defense — 1.9%
Boeing Co. (The)	6,310	$917,285
General Dynamics Corp.	3,000	399,630
Honeywell International, Inc.	7,450	728,312
L-3 Communications Holdings, Inc.	810	99,727
Lockheed Martin Corp.	2,560	482,227
Northrop Grumman Corp.	1,930	302,913
Precision Castparts Corp.	1,360	272,136
Raytheon Co.	2,940	294,147
Rockwell Collins, Inc.	1,300	111,306
Textron, Inc.	2,600	110,656
United Technologies Corp.	8,070	926,275

		4,644,614

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	1,400	99,708
Expeditors International of Washington, Inc.	1,800	78,624
FedEx Corp.	2,510	424,466
United Parcel Service, Inc. (Class B Stock)	6,640	656,298

		1,259,096

Airlines — 0.3%
Delta Air Lines, Inc.	8,000	378,480
Southwest Airlines Co.	6,400	289,152

		667,632

Auto Components — 0.1%
BorgWarner, Inc.	460	24,845
Delphi Automotive PLC (United Kingdom)	600	41,238
Goodyear Tire & Rubber Co. (The)	500	12,120
Johnson Controls, Inc.	1,400	65,058

		143,261

Automobiles — 0.1%
Ford Motor Co.	8,000	117,680
General Motors Co.	2,800	91,336
Harley-Davidson, Inc.	500	30,850

		239,866

Banks — 6.0%
Bank of America Corp.	157,900	2,392,185
BB&T Corp.	11,000	388,190
Citigroup, Inc.	45,500	2,136,225
Comerica, Inc.	2,800	116,200
Fifth Third Bancorp	12,700	219,710
Huntington Bancshares, Inc.	12,800	128,256
JPMorgan Chase & Co.	56,100	3,050,718
KeyCorp	13,500	175,365
M&T Bank Corp.	2,040	230,846
PNC Financial Services Group, Inc. (The)	8,000	676,320
Regions Financial Corp.	21,300	185,310
SunTrust Banks, Inc.	8,000	307,360
U.S. Bancorp	26,900	1,127,379
Wells Fargo & Co.	70,800	3,675,936
Zions Bancorporation	3,200	76,672

		14,886,672

Beverages — 1.6%
Brown-Forman Corp. (Class B Stock)	1,600	142,192

Coca-Cola Co. (The)	41,000	1,687,970
Coca-Cola Enterprises, Inc.	2,300	96,830
Constellation Brands, Inc. (Class A Stock)*	1,800	198,810
Dr. Pepper Snapple Group, Inc.	2,000	154,540
Molson Coors Brewing Co. (Class B Stock)	1,700	129,081
Monster Beverage Corp.*	1,500	175,425
PepsiCo, Inc.	15,570	1,460,155

		4,045,003

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	2,610	478,256
Amgen, Inc.	9,990	1,521,078
Biogen Idec, Inc.*	3,110	1,210,288
Celgene Corp.*	10,490	1,249,988
Gilead Sciences, Inc.*	19,820	2,077,731
Regeneron Pharmaceuticals, Inc.*	980	408,327
Vertex Pharmaceuticals, Inc.*	3,160	348,042

		7,293,710

Building Products — 0.1%
Allegion PLC	866	46,773
Masco Corp.	3,300	81,972

		128,745

Capital Markets — 2.4%
Affiliated Managers Group, Inc.*	870	178,802
Ameriprise Financial, Inc.	2,820	352,331
Bank of New York Mellon Corp. (The)	17,000	612,000
BlackRock, Inc.	1,930	657,184
Charles Schwab Corp. (The)	17,400	452,052
E*TRADE Financial Corp.*	4,600	106,030
Franklin Resources, Inc.	5,990	308,665
Goldman Sachs Group, Inc. (The)	6,110	1,053,425
Invesco Ltd.	6,600	242,418
Legg Mason, Inc.	1,600	88,704
Morgan Stanley	23,000	777,630
Northern Trust Corp.	3,400	222,292
State Street Corp.	6,400	457,664
T. Rowe Price Group, Inc.	4,000	314,880

		5,824,077

Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,520	221,327
Airgas, Inc.	530	59,699
CF Industries Holdings, Inc.	400	122,152
Dow Chemical Co. (The)	8,700	392,892
E.I. du Pont de Nemours & Co.	7,200	512,712
Eastman Chemical Co.	1,200	85,068
Ecolab, Inc.	2,130	221,030
FMC Corp.	1,000	57,500
International Flavors & Fragrances, Inc.	640	67,910
LyondellBasell Industries NV (Class A Stock)	3,310	261,788
Monsanto Co.	3,820	450,684
Mosaic Co. (The)	2,500	121,725
PPG Industries, Inc.	1,090	242,939
Praxair, Inc.	2,300	277,357
Sherwin-Williams Co. (The)	650	176,326
Sigma-Aldrich Corp.	940	129,269

		3,400,378

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	1,600	55,040

Cintas Corp.	900	70,830
Pitney Bowes, Inc.	1,900	45,562
Republic Services, Inc.	2,400	95,232
Stericycle, Inc.*	810	106,345
Tyco International PLC	4,000	163,240
Waste Management, Inc.	4,000	205,720

		741,969

Communications Equipment — 1.6%
Cisco Systems, Inc.	74,900	1,974,738
F5 Networks, Inc.*	1,080	120,550
Harris Corp.	1,500	100,695
Juniper Networks, Inc.	5,600	127,288
Motorola Solutions, Inc.	3,100	193,471
QUALCOMM, Inc.	24,400	1,524,024

		4,040,766

Construction & Engineering — 0.1%
Fluor Corp.	1,500	80,385
Jacobs Engineering Group, Inc.*	1,200	45,720
Quanta Services, Inc.*	2,000	52,960

		179,065

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	490	52,793
Vulcan Materials Co.	1,000	70,510

		123,303

Consumer Finance — 0.9%
American Express Co.	13,400	1,081,246
Capital One Financial Corp.	8,400	614,964
Discover Financial Services	6,900	375,222
Navient Corp.	6,400	126,336

		2,197,768

Containers & Packaging — 0.1%
Avery Dennison Corp.	700	36,589
Ball Corp.	1,100	69,663
MeadWestvaco Corp.	1,300	65,364
Owens-Illinois, Inc.*	1,300	30,355
Sealed Air Corp.	1,600	64,800

		266,771

Distributors
Genuine Parts Co.	320	29,741

Diversified Consumer Services
H&R Block, Inc.	500	17,140

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc. (Class B Stock)*	27,360	3,937,377
CME Group, Inc.	4,800	409,440
Intercontinental Exchange, Inc.	1,726	355,090
Leucadia National Corp.	5,000	113,350
McGraw-Hill Financial, Inc.	4,200	375,648
Moody’s Corp.	2,860	261,204
NASDAQ OMX Group, Inc. (The)	1,900	86,640

		5,538,749

Diversified Telecommunication Services — 10.5%
AT&T, Inc.	328,200	10,804,344
CenturyLink, Inc.	36,100	1,341,837

Frontier Communications Corp.	63,400	425,731
Level 3 Communications, Inc.*	17,600	875,424
Verizon Communications, Inc.	262,600	12,003,446
Windstream Holdings, Inc.	38,100	302,895

		25,753,677

Electric Utilities — 5.4%
American Electric Power Co., Inc.	18,700	1,174,547
Duke Energy Corp.	27,000	2,352,780
Edison International	12,400	845,060
Entergy Corp.	6,900	603,819
Exelon Corp.	32,700	1,178,508
FirstEnergy Corp.	16,000	645,280
NextEra Energy, Inc.	16,640	1,817,754
Northeast Utilities	12,100	672,518
Pepco Holdings, Inc.	9,600	263,520
Pinnacle West Capital Corp.	4,200	294,756
PPL Corp.	25,300	898,150
Southern Co. (The)	34,300	1,739,696
Xcel Energy, Inc.	19,300	724,329

		13,210,717

Electrical Equipment — 0.4%
AMETEK, Inc.	2,300	110,170
Eaton Corp. PLC	4,500	283,905
Emerson Electric Co.	6,600	375,804
Rockwell Automation, Inc.	1,290	140,507

		910,386

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	4,540	243,843
Corning, Inc.	18,700	444,499
FLIR Systems, Inc.	2,000	60,400
TE Connectivity Ltd. (Switzerland)	6,000	398,340

		1,147,082

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	3,800	220,362
Cameron International Corp.*	1,700	76,126
Diamond Offshore Drilling, Inc.	600	18,918
Ensco PLC (Class A Stock)	2,000	56,080
FMC Technologies, Inc.*	2,100	78,708
Halliburton Co.	7,500	299,925
Helmerich & Payne, Inc.	970	57,773
Nabors Industries Ltd.	2,500	28,775
National Oilwell Varco, Inc.	3,800	206,834
Noble Corp. PLC	2,200	35,684
Schlumberger Ltd.	11,390	938,422
Transocean Ltd.	3,000	48,900

		2,066,507

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	4,560	652,034
CVS Health Corp.	11,900	1,168,104
Kroger Co. (The)	5,100	352,155
Sysco Corp.	6,100	238,937
Wal-Mart Stores, Inc.	16,500	1,402,170
Walgreens Boots Alliance, Inc.	9,100	671,125
Whole Foods Market, Inc.	3,700	192,752

		4,677,277

Food Products — 1.2%
Archer-Daniels-Midland Co.	6,700	312,421

Campbell Soup Co.	1,800	82,332
ConAgra Foods, Inc.	4,400	155,892
General Mills, Inc.	6,300	330,624
Hershey Co. (The)	1,540	157,403
Hormel Foods Corp.	1,400	71,708
J.M. Smucker Co. (The)	1,060	109,339
Kellogg Co.	2,600	170,508
Keurig Green Mountain, Inc.	1,270	155,651
Kraft Foods Group, Inc.	6,100	398,574
McCormick & Co., Inc.	1,400	99,946
Mead Johnson Nutrition Co.	2,150	211,754
Mondelez International, Inc. (Class A Stock)	17,500	616,700
Tyson Foods, Inc. (Class A Stock)	3,000	117,120

		2,989,972

Gas Utilities — 0.1%
AGL Resources, Inc.	4,600	259,348

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	19,800	886,248
Baxter International, Inc.	7,100	499,201
Becton, Dickinson and Co.	2,520	347,962
Boston Scientific Corp.*	17,400	257,694
C.R. Bard, Inc.	990	169,320
CareFusion Corp.*	2,700	160,110
DENTSPLY International, Inc.	1,900	95,048
Edwards Lifesciences Corp.*	1,410	176,743
Intuitive Surgical, Inc.*	480	237,350
Medtronic PLC	18,588	1,327,197
St. Jude Medical, Inc.	3,800	250,306
Stryker Corp.	3,900	355,095
Varian Medical Systems, Inc.*	1,300	120,328
Zimmer Holdings, Inc.	2,230	249,983

		5,132,585

Health Care Providers & Services — 2.3%
Aetna, Inc.	4,600	422,372
AmerisourceBergen Corp.	2,700	256,635
Anthem, Inc.	3,550	479,108
Cardinal Health, Inc.	4,400	366,036
Cigna Corp.	3,440	367,495
DaVita HealthCare Partners, Inc.*	2,280	171,137
Express Scripts Holding Co.*	9,700	782,887
Humana, Inc.	2,020	295,809
Laboratory Corp. of America Holdings*	1,110	127,406
McKesson Corp.	3,050	648,583
Patterson Cos., Inc.	1,100	55,099
Quest Diagnostics, Inc.	1,900	135,033
Tenet Healthcare Corp.*	1,300	54,964
UnitedHealth Group, Inc.	12,610	1,339,812
Universal Health Services, Inc. (Class B Stock)	1,200	123,036

		5,625,412

Health Care Technology — 0.1%
Cerner Corp.*	4,000	265,400

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.	900	39,564
Chipotle Mexican Grill, Inc.*	70	49,689
Darden Restaurants, Inc.	300	18,414
Marriott International, Inc. (Class A Stock)	500	37,250

McDonald’s Corp.	2,030	187,653
Royal Caribbean Cruises Ltd.	400	30,220
Starbucks Corp.	1,600	140,048
Starwood Hotels & Resorts Worldwide, Inc.	400	28,788
Wyndham Worldwide Corp.	300	25,137
Wynn Resorts Ltd.	170	25,152
Yum! Brands, Inc.	900	65,052

		646,967

Household Durables — 0.1%
D.R. Horton, Inc.	600	14,712
Garmin Ltd.	200	10,472
Harman International Industries, Inc.	140	18,148
Leggett & Platt, Inc.	300	12,789
Lennar Corp. (Class A Stock)	400	17,964
Mohawk Industries, Inc.*	130	21,455
Newell Rubbermaid, Inc.	500	18,435
PulteGroup, Inc.	600	12,354
Whirlpool Corp.	170	33,844

		160,173

Household Products — 1.4%
Clorox Co. (The)	1,350	144,058
Colgate-Palmolive Co.	8,900	600,928
Kimberly-Clark Corp.	3,880	418,885
Procter & Gamble Co. (The)	28,100	2,368,549

		3,532,420

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	25,000	305,500
NRG Energy, Inc.	12,800	315,648

		621,148

Industrial Conglomerates — 1.6%
3M Co.	6,100	990,030
Danaher Corp.	5,800	477,804
General Electric Co.	95,600	2,283,884
Roper Industries, Inc.	960	148,166

		3,899,884

Insurance — 2.7%
ACE Ltd.	5,040	544,118
Aflac, Inc.	6,900	393,852
Allstate Corp. (The)	6,400	446,656
American International Group, Inc.	21,100	1,031,157
Aon PLC	4,400	396,220
Assurant, Inc.	1,200	76,212
Chubb Corp. (The)	3,610	353,419
Cincinnati Financial Corp.	2,300	116,173
Genworth Financial, Inc. (Class A Stock)*	8,200	57,236
Hartford Financial Services Group, Inc. (The)	6,600	256,740
Lincoln National Corp.	4,000	199,920
Loews Corp.	4,600	175,996
Marsh & McLennan Cos., Inc.	8,200	440,914
MetLife, Inc.	17,100	795,150
Principal Financial Group, Inc.	4,200	197,106
Progressive Corp. (The)*	8,200	212,790
Torchmark Corp.	2,100	105,147
Travelers Cos., Inc. (The)	5,040	518,213
Unum Group	4,000	124,240
XL Group PLC (Ireland)	4,000	137,960

		6,579,219

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	790	280,078
Expedia, Inc.	200	17,186
Netflix, Inc.*	130	57,434
Priceline Group, Inc. (The)*	110	111,043
TripAdvisor, Inc.*	290	19,433

		485,174

Internet Software & Services — 3.4%
Akamai Technologies, Inc.*	2,600	151,203
eBay, Inc.*	16,600	879,800
Facebook, Inc. (Class A Stock)*	30,700	2,330,437
Google, Inc. (Class A Stock)*	4,180	2,246,959
Google, Inc. (Class C Stock)*	4,180	2,234,294
VeriSign, Inc.*	1,600	87,168
Yahoo!, Inc.*	12,900	567,471

		8,497,332

IT Services — 3.5%
Accenture PLC (Class A Stock)	9,200	773,076
Alliance Data Systems Corp.*	940	271,500
Automatic Data Processing, Inc.	7,100	585,963
Cognizant Technology Solutions Corp. (Class A Stock)*	8,920	482,840
Computer Sciences Corp.	2,100	127,428
Fidelity National Information Services, Inc.	4,200	262,206
Fiserv, Inc.*	3,560	258,207
International Business Machines Corp.	13,490	2,068,152
MasterCard, Inc. (Class A Stock)	14,400	1,181,232
Paychex, Inc.	4,800	217,248
Teradata Corp.*	2,200	98,032
Total System Services, Inc.	2,400	84,888
Visa, Inc. (Class A Stock)	7,160	1,825,155
Western Union Co. (The)	7,600	129,200
Xerox Corp.	15,700	206,769

		8,571,896

Leisure Products
Hasbro, Inc.	200	10,984
Mattel, Inc.	700	18,830

		29,814

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,400	166,188
PerkinElmer, Inc.	1,500	68,565
Thermo Fisher Scientific, Inc.	5,260	658,605
Waters Corp.*	1,100	130,955

		1,024,313

Machinery — 1.0%
Caterpillar, Inc.	5,780	462,227
Cummins, Inc.	1,620	225,925
Deere & Co.	3,400	289,646
Dover Corp.	1,600	112,064
Flowserve Corp.	1,300	70,837
Illinois Tool Works, Inc.	3,400	316,506
Ingersoll-Rand PLC	2,500	166,000
Joy Global, Inc.	900	37,746
PACCAR, Inc.	3,400	204,374
Pall Corp.	1,020	98,695
Parker Hannifin Corp.	1,420	165,373
Pentair PLC (United Kingdom)	1,800	111,258
Snap-on, Inc.	560	74,318

Stanley Black & Decker, Inc.	1,500	140,475
Xylem, Inc.	1,700	57,970

		2,533,414

Media — 0.5%
Cablevision Systems Corp. (Class A Stock)	400	7,568
CBS Corp. (Class B Stock)	1,000	54,810
Comcast Corp. (Class A Stock)	5,400	286,983
DIRECTV*	1,100	93,808
Discovery Communications, Inc. (Class A Stock)*	300	8,696
Discovery Communications, Inc. (Class C Stock)*	500	13,940
Gannett Co., Inc.	400	12,404
Interpublic Group of Cos., Inc. (The)	800	15,952
News Corp. (Class A Stock)*	950	14,145
Omnicom Group, Inc.	500	36,400
Scripps Networks Interactive, Inc. (Class A Stock)	200	14,218
Time Warner Cable, Inc.	590	80,317
Time Warner, Inc.	1,800	140,274
Twenty-First Century Fox, Inc. (Class A Stock)	3,800	126,008
Viacom, Inc. (Class B Stock)	800	51,536
Walt Disney Co. (The)	3,300	300,168

		1,257,227

Metals & Mining — 0.2%
Alcoa, Inc.	9,200	143,980
Allegheny Technologies, Inc.	800	22,824
Freeport-McMoRan, Inc.	8,100	136,161
Newmont Mining Corp.	3,900	98,085
Nucor Corp.	2,500	109,125

		510,175

Multiline Retail — 0.1%
Dollar General Corp.*	600	40,236
Dollar Tree, Inc.*	400	28,440
Family Dollar Stores, Inc.	200	15,220
Kohl’s Corp.	400	23,888
Macy’s, Inc.	700	44,716
Nordstrom, Inc.	300	22,860
Target Corp.	1,300	95,693

		271,053

Multi-Utilities — 3.6%
Ameren Corp.	9,200	416,576
CenterPoint Energy, Inc.	16,300	376,367
CMS Energy Corp.	10,500	396,165
Consolidated Edison, Inc.	11,200	775,936
Dominion Resources, Inc.	22,300	1,714,647
DTE Energy Co.	6,800	609,688
Integrys Energy Group, Inc.	3,100	251,410
NiSource, Inc.	12,000	519,120
PG&E Corp.	18,100	1,064,461
Public Service Enterprise Group, Inc.	19,300	823,724
SCANA Corp.	5,400	344,358
Sempra Energy	8,820	987,134
TECO Energy, Inc.	8,900	189,837
Wisconsin Energy Corp.	8,600	479,622

		8,949,045

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	4,530	370,327
Apache Corp.	3,300	206,481
Cabot Oil & Gas Corp.	3,600	95,400

Chesapeake Energy Corp.	4,600	88,228
Chevron Corp.	16,780	1,720,453
Cimarex Energy Co.	780	80,496
ConocoPhillips	10,900	686,482
CONSOL Energy, Inc.	2,000	57,900
Denbury Resources, Inc.	3,100	21,390
Devon Energy Corp.	3,400	204,918
EOG Resources, Inc.	4,930	438,918
EQT Corp.	1,370	101,983
Exxon Mobil Corp.	37,620	3,288,740
Hess Corp.	2,230	150,503
Kinder Morgan, Inc.	15,100	619,855
Marathon Oil Corp.	5,900	156,940
Marathon Petroleum Corp.	2,500	231,475
Murphy Oil Corp.	1,500	67,365
Newfield Exploration Co.*	1,200	35,736
Noble Energy, Inc.	3,200	152,768
Occidental Petroleum Corp.	6,900	552,000
ONEOK, Inc.	1,800	79,254
Phillips 66	4,900	344,568
Pioneer Natural Resources Co.	1,320	198,700
QEP Resources, Inc.	1,400	28,308
Range Resources Corp.	1,500	69,405
Southwestern Energy Co.*	3,100	76,849
Spectra Energy Corp.	5,900	197,296
Tesoro Corp.	1,100	89,903
Valero Energy Corp.	4,600	243,248
Williams Cos., Inc. (The)	6,000	263,160

		10,919,049

Paper & Forest Products — 0.1%
International Paper Co.	3,300	173,778

Personal Products — 0.1%
Avon Products, Inc.	4,500	34,830
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,300	162,357

		197,187

Pharmaceuticals — 6.1%
AbbVie, Inc.	20,900	1,261,315
Actavis PLC*	3,489	929,958
Allergan, Inc.	3,920	859,499
Bristol-Myers Squibb Co.	21,800	1,313,886
Eli Lilly & Co.	12,900	928,800
Hospira, Inc.*	2,200	139,546
Johnson & Johnson	36,770	3,682,148
Mallinckrodt PLC*	1,500	158,985
Merck & Co., Inc.	37,400	2,254,472
Mylan, Inc.*	4,900	260,435
Perrigo Co. PLC	1,850	280,719
Pfizer, Inc.	82,700	2,584,375
Zoetis, Inc.	6,600	282,018

		14,936,156

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	340	39,137
Equifax, Inc.	1,200	101,352
Nielsen NV	3,100	135,036
Robert Half International, Inc.	1,300	75,478

		351,003

Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	6,010	582,669
Apartment Investment & Management Co. (Class A Stock)	2,400	95,664
AvalonBay Communities, Inc.	2,020	349,440
Boston Properties, Inc.	2,350	326,180
Crown Castle International Corp.	5,100	441,201
Equity Residential	5,500	426,855
Essex Property Trust, Inc.	1,000	226,050
General Growth Properties, Inc.	9,600	289,728
HCP, Inc.	7,000	331,030
Health Care REIT, Inc.	5,000	409,750
Host Hotels & Resorts, Inc.	11,600	265,524
Iron Mountain, Inc.	2,938	117,050
Kimco Realty Corp.	6,400	176,960
Macerich Co. (The)	2,200	189,222
Plum Creek Timber Co., Inc.	2,800	124,656
Prologis, Inc.	7,600	343,064
Public Storage	2,220	445,865
Simon Property Group, Inc.	4,700	933,702
Urban Edge Properties*	1,340	31,812
Ventas, Inc.	4,500	359,145
Vornado Realty Trust	2,680	295,979
Weyerhaeuser Co.	8,000	286,800

		7,048,346

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	4,400	142,296

Road & Rail — 0.7%
CSX Corp.	9,400	313,020
Kansas City Southern	1,050	115,595
Norfolk Southern Corp.	2,950	300,811
Ryder System, Inc.	500	41,395
Union Pacific Corp.	8,470	992,769

		1,763,590

Semiconductors & Semiconductor Equipment — 2.5%
Altera Corp.	4,400	144,870
Analog Devices, Inc.	4,600	239,683
Applied Materials, Inc.	17,800	406,552
Avago Technologies Ltd. (Singapore)	3,710	381,685
Broadcom Corp. (Class A Stock)	7,900	335,236
First Solar, Inc.*	1,100	46,552
Intel Corp.	70,800	2,339,232
KLA-Tencor Corp.	2,400	147,528
Lam Research Corp.	2,300	175,812
Linear Technology Corp.	3,500	157,290
Microchip Technology, Inc.	2,900	130,790
Micron Technology, Inc.*	15,700	459,460
NVIDIA Corp.	7,500	144,038
Texas Instruments, Inc.	15,500	828,475
Xilinx, Inc.	3,900	150,443

		6,087,646

Software — 3.8%
Adobe Systems, Inc.*	7,000	490,910
Autodesk, Inc.*	3,300	178,216
CA, Inc.	4,700	142,410
Citrix Systems, Inc.*	2,400	142,224
Electronic Arts, Inc.*	4,500	246,870
Intuit, Inc.	4,200	364,644
Microsoft Corp.	120,800	4,880,320
Oracle Corp.	47,400	1,985,586
Red Hat, Inc.*	2,800	178,612

salesforce.com, Inc.*	8,600	485,470
Symantec Corp.	10,100	250,177

		9,345,439

Specialty Retail — 0.4%
AutoNation, Inc.*	200	11,924
AutoZone, Inc.*	70	41,787
Bed Bath & Beyond, Inc.*	400	29,908
Best Buy Co., Inc.	600	21,120
CarMax, Inc.*	500	31,050
GameStop Corp. (Class A Stock)	200	7,050
Gap, Inc. (The)	500	20,595
Home Depot, Inc. (The)	2,750	287,155
L Brands, Inc.	500	42,315
Lowe’s Cos., Inc.	2,000	135,520
O’Reilly Automotive, Inc.*	210	39,345
PetSmart, Inc.	200	16,341
Ross Stores, Inc.	500	45,855
Staples, Inc.	1,300	22,165
Tiffany & Co.	240	20,794
TJX Cos., Inc. (The)	1,400	92,316
Tractor Supply Co.	300	24,351
Urban Outfitters, Inc.*	200	6,972

		896,563

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	85,970	10,072,245
EMC Corp.	29,800	772,714
Hewlett-Packard Co.	27,300	986,349
NetApp, Inc.	4,500	170,100
SanDisk Corp.	3,280	248,985
Seagate Technology PLC	4,800	270,912
Western Digital Corp.	3,200	311,136

		12,832,441

Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	500	18,595
Fossil Group, Inc.*	100	9,780
Michael Kors Holdings Ltd.*	400	28,316
NIKE, Inc. (Class B Stock)	1,500	138,375
PVH Corp.	170	18,744
Ralph Lauren Corp.	130	21,696
Under Armour, Inc. (Class A Stock)*	400	28,832
VF Corp.	720	49,946

		314,284

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	7,900	70,863
People’s United Financial, Inc.	5,000	70,350

		141,213

Tobacco — 1.2%
Altria Group, Inc.	20,600	1,093,860
Lorillard, Inc.	3,700	242,757
Philip Morris International, Inc.	16,200	1,299,888
Reynolds American, Inc.	3,200	217,440

		2,853,945

Trading Companies & Distributors — 0.1%
Fastenal Co.	2,600	115,440
United Rentals, Inc.*	950	78,708

W.W. Grainger, Inc.			580	136,787

				330,935

TOTAL COMMON STOCKS (cost $192,249,099)				233,609,814

RIGHTS*(a)
Food & Staples Retailing
Safeway PDC, expiring 01/30/17, CVR			2,400	117
Safeway Casa Ley, expiring 01/30/19, CVR			2,400	2,436

TOTAL RIGHTS (cost $2,553)				2,553

TOTAL LONG-TERM INVESTMENTS (cost $192,251,652)				233,612,367

SHORT-TERM INVESTMENTS — 5.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,059,541)(d)			11,059,541	11,059,541

Interest Rate		Maturity Date	Principal Amount(000)#
U.S. TREASURY OBLIGATIONS(b)(c) — 0.5%
U.S. Treasury Bills	0.010%	03/19/15	600	599,987
U.S. Treasury Bills	0.453%	03/19/15	550	549,988

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,149,962)				1,149,975

TOTAL SHORT-TERM INVESTMENTS (cost $12,209,503)				12,209,516

TOTAL INVESTMENTS — 100.1% (cost $204,461,155)(e)				245,821,883
Liabilities in excess of other assets(f) — (0.1)%				(139,540)

NET ASSETS — 100.0%				$245,682,343

The following abbreviation is used in the portfolio descriptions:

CVR	Contingent Value Rights

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2015.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Rate shown reflects yield to maturity at purchase date.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$208,296,840

Appreciation	40,376,657
Depreciation	(2,851,614)

Net Unrealized Appreciation	$37,525,043

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
84	S&P 500 E-Mini Futures	Mar. 2015	$8,426,565	$8,351,280	$(75,285)
5	S&P 500 Index	Mar. 2015	2,478,829	2,485,500	6,671

					$(68,614)

(1)	U.S. Treasury obligations, with a combined market value of $1,149,975 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,644,614	$—	$—
Air Freight & Logistics	1,259,096	—	—
Airlines	667,632	—	—
Auto Components	143,261	—	—
Automobiles	239,866	—	—
Banks	14,886,672	—	—
Beverages	4,045,003	—	—
Biotechnology	7,293,710	—	—
Building Products	128,745	—	—
Capital Markets	5,824,077	—	—
Chemicals	3,400,378	—	—
Commercial Services & Supplies	741,969	—	—
Communications Equipment	4,040,766	—	—
Construction & Engineering	179,065	—	—
Construction Materials	123,303	—	—
Consumer Finance	2,197,768	—	—
Containers & Packaging	266,771	—	—
Distributors	29,741	—	—
Diversified Consumer Services	17,140	—	—
Diversified Financial Services	5,538,749	—	—
Diversified Telecommunication Services	25,753,677	—	—
Electric Utilities	13,210,717	—	—
Electrical Equipment	910,386	—	—
Electronic Equipment, Instruments & Components	1,147,082	—	—
Energy Equipment & Services	2,066,507	—	—
Food & Staples Retailing	4,677,277	—	—
Food Products	2,989,972	—	—
Gas Utilities	259,348	—	—
Health Care Equipment & Supplies	5,132,585	—	—
Health Care Providers & Services	5,625,412	—	—

Health Care Technology	265,400	—	—
Hotels, Restaurants & Leisure	646,967	—	—
Household Durables	160,173	—	—
Household Products	3,532,420	—	—
Independent Power & Renewable Electricity Producers	621,148	—	—
Industrial Conglomerates	3,899,884	—	—
Insurance	6,579,219	—	—
Internet & Catalog Retail	485,174	—	—
Internet Software & Services	8,497,332	—	—
IT Services	8,571,896	—	—
Leisure Products	29,814	—	—
Life Sciences Tools & Services	1,024,313	—	—
Machinery	2,533,414	—	—
Media	1,257,227	—	—
Metals & Mining	510,175	—	—
Multiline Retail	271,053	—	—
Multi-Utilities	8,949,045	—	—
Oil, Gas & Consumable Fuels	10,919,049	—	—
Paper & Forest Products	173,778	—	—
Personal Products	197,187	—	—
Pharmaceuticals	14,936,156	—	—
Professional Services	351,003	—	—
Real Estate Investment Trusts (REITs)	7,048,346	—	—
Real Estate Management & Development	142,296	—	—
Road & Rail	1,763,590	—	—
Semiconductors & Semiconductor Equipment	6,087,646	—	—
Software	9,345,439	—	—
Specialty Retail	896,563	—	—
Technology Hardware, Storage & Peripherals	12,832,441	—	—
Textiles, Apparel & Luxury Goods	314,284	—	—
Thrifts & Mortgage Finance	141,213	—	—
Tobacco	2,853,945	—	—
Trading Companies & Distributors	330,935	—	—
Rights
Food & Staples Retailing	—	—	2,553
Affiliated Money Market Mutual Fund	11,059,541	—	—
U.S. Treasury Obligations	—	1,149,975	—
Other Financial Instruments*
Futures Contracts	(68,614)	—	—

Total	$244,600,741	$1,149,975	$2,553

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.